MINERAL PROPERTIES (Details Narrative) (USD $)	1 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Mineral Properties Details Narrative
Lease signing terms
Under the lease, we paid the State of Texas a lease bonus of $20,700 which was paid upon the execution of the lease.  Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $50,000 minimum advance royalty.  Thereafter, we will pay the State of Texas a production royalty equal to eight percent (8%) of the market value of uranium and other fissionable materials removed and sold from Round Top and six and one quarter percent (6 ¼%) of the market value of all other minerals sold from Round Top.
Under the lease, we will pay the State of Texas a lease bonus of $197,800, $35,000 of which was paid upon the execution of the lease, $65,000 which was paid in April 2011 when we submitted our initial plan of operations to conduct exploration, and $97,800 which will be due when we submit a supplemental plan of operations to conduct mining. Upon the sale of minerals removed from Round Top, we will pay the State of Texas a $500,000 minimum advance royalty.
Delay rental paid	$ 4,500	$ 44,718